Property, Plant and Equipment Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 2,107	$ 1,767
Subscriber systems, Gross	448	0
Machinery and equipment	5,137	4,151
Construction in progress	990	653
Land	367	183
Total property, plant and equipment	9,049	6,754
Less accumulated depreciation	(3,417)	(3,071)
Property, plant and equipment - net	$ 5,632	$ 3,683	$ 3,847